Transactions and Balances with Related Parties (Details 1) $ in Thousands	Dec. 31, 2017 USD ($) RelatedParties Directors	Dec. 31, 2016 USD ($) RelatedParties Directors	Dec. 31, 2015 USD ($) RelatedParties Directors
Statement Line Items [Line Items]
Number of related parties | RelatedParties	5	5	5
Number of directors | Directors	9	8	8
NIS [Member]
Statement Line Items [Line Items]
Salaries and related expenses- related parties employed by the Group	$ 3,944	$ 5,764	$ 4,192
Compensation for directors not employed by the Group	$ 1,778	$ 2,838	$ 2,643